Warrants (Details Narrative) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Jun. 05, 2024	Aug. 17, 2023	Dec. 31, 2022
Exercise price per share	$ 11.50	$ 11.50
Expire term	5 years	5 years
Share redemption trigger price	$ 18.00	$ 18.00
Redemption price per public warrant	$ 0.01	$ 0.01
Consecutive trading days for redemption	30 days	30 days
Common Class A [Member]
Exercise price per share	$ 18.00	$ 18.00
Price per founder share			$ 0.0001
Maximum [Member]
Adjusted trading days	30 years	30 years
Minimum [Member]
Adjusted trading days	20 days	20 days
Public Warrants [Member]
Warrants outstanding (in Shares)	12,000,000	12,000,000
Public warrants exercisable business combination term	30 days	30 days
Public Warrants [Member] | Event Triggering Adjustment to the Exercise Price of Warrants [Member]
Adjusted exercise price of warrants percent	115.00%	115.00%
Warrant redemption price per share percentage	180.00%	180.00%
Public Warrants [Member] | Event Triggering Adjustment to the Exercise Price of Warrants [Member] | Maximum [Member]
Price per founder share	$ 9.20	$ 9.20
Public Warrants [Member] | Event Triggering Adjustment to the Exercise Price of Warrants [Member] | Minimum [Member]
Price per founder share	$ 9.20	$ 9.20
Percentage of the proceeds to be used for business combination	60.00%	60.00%
Private Placement Warrants [Member]
Warrants outstanding (in Shares)		8,700,000			8,700,000
Exercise price per share	$ 1.00	$ 1.00		$ 1.00
Price per founder share				$ 1.00
Private Placement Warrants [Member] | Common Class A [Member]
Exercise price per share	11.50	$ 11.50
Price per founder share	$ 11.50